Stockholders’ (Deficit) Equity and Stock-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2022
Equity [Abstract]
Schedule of stock by class	The following summarized the Company’s Preferred Stock conversion immediately after the Reverse Recapitalization:

	Preferred Shares	Conversion Ratio	Common stock
Series A redeemable convertible Preferred Stock	7,363,856	1.2135	8,936,039
Series B redeemable convertible Preferred Stock	11,090,568	1.2135	13,458,404
Series C redeemable convertible Preferred Stock	18,581,768	1.2135	22,548,976
Series C-1 redeemable convertible Preferred Stock	665,428	1.2135	807,497
Series C-2 redeemable convertible Preferred Stock	7,675,798	1.2135	9,314,581
Series D redeemable convertible Preferred Stock	13,266,042	1.2135	16,098,342
Series D-1 redeemable convertible Preferred Stock	8,283,574	1.2135	10,052,117
Total	66,927,034		81,215,956
The following summarized the Company’s preferred stock conversion immediately after the Reverse Recapitalization:

	Preferred Shares	Conversion Ratio	Common Stock
Series A redeemable convertible preferred stock	7,363,856	1.2135	8,936,039
Series B redeemable convertible preferred stock	11,090,568	1.2135	13,458,404
Series C redeemable convertible preferred stock	18,581,768	1.2135	22,548,975
Series C-1 redeemable convertible preferred stock	665,428	1.2135	807,497
Series C-2 redeemable convertible preferred stock	7,675,798	1.2135	9,314,581
Series D redeemable convertible preferred stock	13,266,042	1.2135	16,098,342
Series D-1 redeemable convertible preferred stock	8,283,574	1.2135	10,052,117
Total	66,927,034		81,215,955

Schedule of common stock shares outstanding
Company’s common stock outstanding

	Authorized Shares	Issued and Outstanding Shares
December 31, 2021
Volta Class A common stock	350,000,000	152,218,214
Volta Class B common stock	50,000,000	9,887,185
Total common stock outstanding	400,000,000	162,105,399

December 31, 2020
Volta Class A common stock	48,540,000	13,185,808
Volta Class B common stock	104,361,000	11,510,629
Total common stock outstanding	152,901,000	24,696,437
Company’s common stock outstanding

	Authorized Shares	Issued and Outstanding Shares
March 31, 2022
Volta Class A common stock	350,000,000	161,849,487
Volta Class B common stock	50,000,000	395,335
Total common stock outstanding	400,000,000	162,244,822
December 31, 2021
Volta Class A common stock	350,000,000	152,218,214
Volta Class B common stock	50,000,000	9,887,185
Total common stock outstanding	400,000,000	162,105,399

Schedule of common stock, capital shares reserved for future issuance
The Company has the following shares of common stock reserved for future issuance, on an as-if converted basis:

	December 31, 2021	December 31, 2020
Redeemable Convertible Preferred Stock	—	76,493,917
Outstanding Public Warrants	8,621,440	—
Outstanding Private Warrants	5,933,333	—
Preferred Stock Warrants	—	190,210
Common stock warrants	9,773,835	10,156,090
Options and RSUs outstanding	41,152,791	6,307,307
Shares available for grant – 2014 Equity Incentive Plan	—	14,301,980
Shares available for grant – 2021 Equity Incentive Plan	14,357,382	—
Shares available for purchase - 2021 ESPP Plan	3,715,944	—
Total shares of common stock reserved	83,554,725	107,449,504
The Company has the following shares of common stock reserved for future issuance, on an as-if converted basis:

	March 31, 2022	December 31, 2021
Outstanding Public Warrants	8,621,440	8,621,440
Outstanding Private Warrants	5,933,333	5,933,333
Common stock warrants	9,773,835	9,773,835
Options and RSUs outstanding	30,776,622	41,152,791
Shares available for grant – 2021 Equity Incentive Plan	21,720,450	14,357,382
Shares available for purchase - 2021 ESPP Plan	3,715,944	3,715,944
Total shares of common stock reserved	80,541,624	83,554,725

Schedule of option award activity	Stock option activity and activity regarding shares available for grant under the Plan is as follows:

	Number of options outstanding	Weighted-average exercise price per share	Weighted-average remaining contractual life	Aggregate intrinsic value
			(in years)	(in thousands)
January 1, 2020	12,890,557	$0.76	8.6	$5,836
Options granted	5,319,061	1.05
Options exercised	(259,070)	0.49
Options forfeited	(281,669)	0.97
Options expired	(110,148)	0.76
December 31, 2020	17,558,731	$0.93	8.2	$30,881
Options granted	7,248,934	3.93
Options exercised	(12,796,353)	0.79
Options forfeited	(544,526)	2.53
Options expired	(2,022)	0.73
December 31, 2021	11,464,764	$2.66	8.3	$53,695

Options vested and exercisable as of December 31, 2020	1,947,361	$0.63	7.0	$4,734
Options vested and exercisable as of December 31, 2021	4,830,158	$1.30	7.4	$29,176
Stock option activity and activity regarding shares available for grant under the Plan is as follows:

	Number of options outstanding	Weighted-average exercise price per share	Weighted-average remaining contractual life	Aggregate intrinsic value
			(in years)	(in thousands)
January 1, 2021	17,558,731	$0.93	8.2	$30,881
Options granted	7,248,934	3.93
Options exercised	(12,796,353)	0.79
Options forfeited	(544,526)	2.53
Options expired	(2,022)	0.73
December 31, 2021	11,464,764	$2.66	8.3	$53,695
Options granted	—	$—	$—	$—
Options exercised	(139,423)	1.04	—	—
Options forfeited	(335,424)	$5.04	$—	$—
Options expired	(38,651)	0.83	—	—
March 31, 2022	10,951,266	$2.61	6.8	$12,532

Options vested and exercisable as of December 31, 2021	4,830,158	$1.30	7.4	$29,176
Options vested and exercisable as of March 31, 2022	5,466,700	1.54	6.1	8,607,549

Schedule of restricted stock unit activity
A summary of the RSU activity for the year ended December 31, 2021 was as follows:

	Number of shares	Weighted-average grant date fair value
January 1, 2021	—	$—
RSUs granted	29,763,009	$10.70
RSUs vested	—	$—
RSUs forfeited	(75,000)	$12.10
December 31, 2021	29,688,009	$10.70
A summary of the RSU activity for the three months ended March 31, 2022 was as follows:

	Number of shares	Weighted-average grant date fair value
January 1, 2021	—	$—
RSUs granted	29,763,009	10.70
RSUs vested	—	—
RSUs forfeited	(75,000)	12.10
December 31, 2021	29,688,009	10.70
RSUs granted	9,172,637	3.69
RSUs vested	(10,500,000)	9.30
RSUs forfeited	(8,535,290)	10.63
March 31, 2022	19,825,356	5.24
RSUs vested, not yet released as of March 31, 2022	10,500,000	$9.30

Schedule of share-based payment award, stock options, valuation assumptions
A summary of the restricted stock award activity for the year ended December 31, 2021 was as follows:

	Number of shares	Weighted-average grant date fair value
January 1, 2021
RSAs granted	6,916,950	$5.82
RSAs vested	(6,916,950)	$5.82
RSAs forfeited	—	$—
December 31, 2021	—	$—
The weighted-average assumptions that were used in calculating such values during the years ended December 31, 2021 and 2020 were as follows:

	Year ended December 31,
	2021	2020
Expected dividend yield	—%	—%
Risk-free interest rate	0.7%	0.8%
Expected volatility	60.4%	48.1%
Expected term (in years)	5.8	6.0
The Company estimated the fair value of its market-based RSUs on the grant date using a BLM incorporating the assumptions noted in the table below:

Year ended December 31, 2021
Expected dividend yield	—%
Risk-free interest rate	1.3%
Expected volatility	95.0%
Expected term (in years)	4.8
The weighted-average assumptions that were used in calculating such values during the three months ended March 31, 2021 were as follows:

Three Months Ended March 31, 2021
Expected dividend yield	—%
Risk-free interest rate	0.6%
Expected volatility	57.7%
Expected term (in years)	5.8
The Company estimated the fair value of its market-based RSUs on the grant date using a BLM incorporating the assumptions noted in the table below:

Three Months Ended March 31, 2022
Expected dividend yield	—%
Risk-free interest rate	1.5%
Expected volatility	90.0%
Expected term (in years)	4.6
The
components of stock-based compensation expense recorded with respect to the modified awards for Mr. Wendel is as follows for the three months ended March 31, 2022:

Three Months Ended March 31, 2022
Reversal of previously recorded market-based RSU expense	$(9,879)
Incremental expense for modified market-based RSUs	$13,290
Incremental expense for modified stock options	$3,662
Total stock-based compensation expense	$7,073
The components of stock-based compensation expense recorded with respect to the modified awards for Mr. Mercer is as follows for the three months ended March 31, 2022:

Three Months Ended March 31, 2022
Reversal of previously recorded market-based RSU expense	$(11,526)
Incremental expense for modified market-based RSUs	$15,505
Incremental expense for modified stock options	$863
Total stock-based compensation expense	$4,842
The assumptions that were used in calculating such values during the three months ended March 31, 2022 were as follows:

Valuation as of March 26, 2022
Expected dividend yield	—%
Risk-free interest rate	2.5%
Expected volatility	90.0%
Expected term (in years)	4.4